UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA4, Class M3, 4.571%, 3/25/29(1)	$550	$567,789
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.021%, 1/25/29(1)	550	582,968

Total Collateralized Mortgage Obligations (identified cost $1,142,410)		$1,150,757

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$400	$402,767
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(3)	26	25,930
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4, 5.331%, 2/11/44	24	24,432
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	658	657,882
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 5.914%, 6/11/49(3)	1,668	1,689,347

Total Commercial Mortgage-Backed Securities (identified cost $2,815,531)		$2,800,358

Asset-Backed Securities — 11.7%

Security	Principal Amount (000’s omitted)	Value
Automotive — 6.1%
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$500	$499,526
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/19	500	499,625
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	14	13,591
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(2)	359	360,064
Series 2016-2A, Class A1, 1.53%, 11/16/20(2)	210	209,212
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	35,019
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	500	499,879

Security	Principal Amount (000’s omitted)		Value
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A2, 1.15%, 1/15/19		$500	$499,449
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19		233	233,263
Series 2016-3, Class A2, 1.34%, 11/15/19		500	500,023
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A2A, 1.284%, 11/26/18(2)		500	499,495
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)		580	579,276
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20		400	399,151

			$4,827,573

Computers — 1.4%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)		$600	$603,145
Series 2016-1, Class A2, 1.43%, 9/24/18(2)		500	499,971

			$1,103,116

Credit Card ABS — 1.9%
Chase Issuance Trust
Series 2016-A6, Class A6, 1.10%, 1/15/20		$500	$499,039
Discover Card Execution Note Trust
Series 2014-A3, Class A3, 1.22%, 10/15/19		500	500,179
World Financial Network Credit Card Master Trust
Series 2012-B, Class A, 1.76%, 5/17/21		500	500,972

			$1,500,190

Other — 1.0%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(2)		$750	$755,211

			$755,211

Single Family Home Rental — 1.3%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.518%, 6/17/31(2)(3)		$457	$456,244
Colony American Homes
Series 2014-1A, Class C, 2.618%, 5/17/31(2)(3)		250	250,162
Series 2014-1A, Class D, 2.918%, 5/17/31(2)(3)		352	352,918

			$1,059,324

Total Asset-Backed Securities (identified cost $9,221,727)			$9,245,414

Foreign Government Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
Japan — 2.6%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	110,279	$1,031,247
Japan Government CPI Linked Bond, 0.10%, 3/10/26(4)	JPY	107,687	1,010,964

Total Japan			$2,042,211

Total Foreign Government Bonds (identified cost $2,128,605)			$2,042,211

Corporate Bonds & Notes — 1.6%

Security			Principal Amount (000’s omitted)	Value
Utilities — 1.6%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20			$1,300	$1,293,673

Total Corporate Bonds & Notes (identified cost $1,299,987)				$1,293,673

Exchange-Traded Funds — 0.8%

Security			Shares	Value
Commodity Funds — 0.8%
iShares Gold Trust(5)(6)			54,500	$636,015

Total Exchange-Traded Funds (identified cost $646,041)				$636,015

U.S. Treasury Obligations — 8.0%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(7)			$2,525	$2,572,599
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(7)			1,271	1,264,186
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/26(7)			2,517	2,464,006

Total U.S. Treasury Obligations (identified cost $6,350,443)				$6,300,791

Call Options Purchased — 0.0%(8)

Exchange-Traded Options — 0.0%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares(6)	100	$124	2/17/17	$800
SPDR Gold Shares(6)	100	124	3/17/17	3,800

Total Call Options Purchased (identified cost $22,424)				$4,600

Short-Term Investments — 64.4%

U.S. Treasury Obligations — 24.0%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/9/17(6)(9)			$9,000	$8,999,131
U.S. Treasury Bill, 0.00%, 5/25/17(9)			10,000	9,984,070

Total U.S. Treasury Obligations (identified cost $18,984,272)				$18,983,201

Other — 40.4%

Description			Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(10)			31,885,150	$31,888,339

Total Other (identified cost $31,890,184)				$31,888,339

Total Short-Term Investments (identified cost $50,874,456)				$50,871,540

Total Investments — 94.1% (identified cost $74,501,624)				$74,345,359

Put Options Written — (0.0)%(8)

Exchange-Traded Options — (0.0)%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares(6)	104	$107	2/17/17	$(364)
SPDR Gold Shares(6)	155	105	3/17/17	(2,093)

Total Put Options Written (premiums received $21,887)				$(2,457)

Other Assets, Less Liabilities — 5.9%				$4,699,499

Net Assets — 100.0%				$79,042,401

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $4,968,465 or 6.3% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Non-income producing.

(6)	All or a portion of the security is held by a wholly-owned subsidiary.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $54,663.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,052,296	JPY	230,273,523	Bank of America, N.A.	2/28/17	$11,448	$—

						$11,448	$—

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Japan 10-Year Bond	2	Short	Mar-17	$(2,660,682)	$(2,654,858)	$5,824
U.S. 2-Year Treasury Note	27	Long	Mar-17	5,851,034	5,853,516	2,482
U.S. 5-Year Treasury Note	20	Long	Mar-17	2,344,974	2,357,344	12,370
U.S. 10-Year Treasury Note	11	Short	Mar-17	(1,374,980)	(1,369,156)	5,824
U.S. Ultra-Long Treasury Bond	12	Long	Mar-17	1,950,491	1,928,250	(22,241)

						$4,259

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Bank of America, N.A.	$1,504	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	6/21/17	$(430)
Bank of America, N.A.	4,133	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.04%	8/21/17	(279,313)
Bank of America, N.A.	4,109	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA plus 0.28%	8/21/17	(303,594)

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Societe Generale	$4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)(3)	Pays	0.65%	10/4/17	$(1,887)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/4/17	(798)

							$(586,022)

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(3)	Position is held by a wholly-owned subsidary.

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2017 were $7,369,238 or 9.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	24	$18,925
Options written	259	21,887
Options expired	(24)	(18,925)

Outstanding, end of period	259	$21,887

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: During the fiscal year to date ended January 31, 2017, the Portfolio sought to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciated or depreciated sufficiently over the period to offset the net premium received, the Portfolio incurred a net loss. The amount of potential loss in the event of a sharp market movement was subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into interest rate futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Purchased Options	$4,600	$—
Commodity	Total Return Swaps	—	(1,887)
Commodity	Written Options	—	(2,457)

Total		$4,600	$(4,344)

Equity Price	Total Return Swaps	$—	$(584,135)

Total		$—	$(584,135)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$11,448	$—

Total		$11,448	$—

Interest Rate	Financial Futures Contracts*	$26,500	$(22,241)

Total		$26,500	$(22,241)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,219,369

Gross unrealized appreciation	$—
Gross unrealized depreciation	(645,242)

Net unrealized depreciation	$(645,242)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$1,150,757	$—	$1,150,757
Commercial Mortgage-Backed Securities	—	2,800,358	—	2,800,358
Asset-Backed Securities	—	9,245,414	—	9,245,414
Foreign Government Bonds	—	2,042,211	—	2,042,211
Corporate Bonds & Notes	—	1,293,673	—	1,293,673
Exchange-Traded Funds	636,015	—	—	636,015
U.S. Treasury Obligations	—	6,300,791	—	6,300,791
Call Options Purchased	4,600	—	—	4,600
Short-Term Investments -
U.S. Treasury Obligations	—	18,983,201	—	18,983,201
Other	—	31,888,339	—	31,888,339
Total Investments	$640,615	$73,704,744	$—	$74,345,359
Forward Foreign Currency Exchange Contracts	$—	$11,448	$—	$11,448
Futures Contracts	26,500	—	—	26,500
Total	$667,115	$73,716,192	$—	$74,383,307

Liability Description
Put Options Written	$(2,457)	$—	$—	$(2,457)
Futures Contracts	(22,241)	—	—	(22,241)
Swap Contracts	—	(586,022)	—	(586,022)
Total	$(24,698)	$(586,022)	$—	$(610,720)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017